FOXBY CORP.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

FIRST: The charter (the “Charter”) of Foxby Corp., a Maryland corporation (the “Corporation”), is hereby amended to provide that, upon the Effective Time (as defined below), every five shares of Common Stock, par value $0.01 per share, of the Corporation which were issued and outstanding immediately prior to the Effective Time shall be changed into one issued and outstanding share of Common Stock, par value $0.05 per share, of the Corporation.

SECOND: The amendment to the Charter as set forth above has been duly approved by at least a majority of the entire Board of Directors as required by law. The amendment set forth herein is made without action by the stockholders of the Corporation, pursuant to Section 2-309(e) of the Maryland General Corporation Law.

THIRD: There has been no increase in the authorized shares of stock of the Corporation effected by the amendment to the Charter as set forth above.

FOURTH: These Articles of Amendment shall become effective at 5:01 p.m., Eastern Time, on May 6, 2021 (the “Effective Time”).

FIFTH: The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and as to all matters or facts required to be verified under oath, the undersigned acknowledges that to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President, Chief Executive Officer, Chairman and Chief Legal Officer and attested to by its Chief Compliance Officer, Secretary and General Counsel on this 23rd day of April, 2021.

ATTEST:	FOXBY CORP.

/s/ Russell Kamerman	By: /s/ Thomas B. Winmill (SEAL)
Name: Russell Kamerman	Name: Thomas B. Winmill
Title: Chief Compliance Officer, Secretary and General Counsel	Title: President, Chief Executive Officer, Chairman and Chief Legal Officer

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